Interest Expense - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Interest costs [abstract]
Weighted average rate for capitalization of interest relating to general borrowings	5.50%	5.40%	4.30%